Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES

Note 13 – INCOME TAXES

British Virgin Islands (“BVI”)

Under the current laws of BVI, China Customer Relations Centers, Inc. is not subject to tax on income or capital gain. In addition, payments of dividends by the Company to their shareholders are not subject to withholding tax in the BVI.

Hong Kong

The Company’s subsidiary, CBPO, is incorporated in Hong Kong and has no operating profit or tax liabilities during the period. CBPO is subject to tax at 16.5% on the assessable profits arising in or derived from Hong Kong.

PRC

The Company’s subsidiary, VIE and VIE’s subsidiaries registered in the PRC are subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws. On March 16, 2007, the National People’s Congress enacted a new enterprise income tax law, which took effect on January 1, 2008. The law applies a uniform 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises. According to the tax law, entities that qualify as high and new technology enterprises (“HNTE”) supported by the PRC government are allowed a 15% preferential tax rate instead of the uniform tax rate of 25%. The qualification of HNTE will be renewed after evaluation by relevant government authorities every three years.

On April 6, 2012, State Administration of Taxation circulated the Announcement on Enterprise Income Tax Regarding Further Implementing the Western China Development Strategy (the “Announcement”), effective retroactively on January 1, 2011, pursuant to which a qualified enterprise will be granted for a preferential tax rate of 15%.

For the years ended December 31, 2020, 2019 and 2018, the following subsidiaries were entitled to a 15% preferential tax rate pursuant to being either a HNTE or a qualified enterprise as indicated in the Announcement:

For the Years Ended December 31,
2020	2019	2018
Taiying	Taiying	Taiying
Central BPO	Central BPO	Central BPO
SCBI	JTTC	JTTC
JTIS	SCBI	SCBI
JXTT	JTIS	JTIS
ZSEC	HTCC	HTCC
XTTC	JXTT	JXTT
ATIT	ZSEC	ZSEC
GTTC	XTTC	XTTC
STTC	ATIT
GTTC
STTC

Other PRC entities are subject to the 25% EIT rate of their taxable income.

The provision for income taxes consists of the following:

	For the Years Ended December 31,
	2020	2019	2018
Current	$2,771,249	$2,152,488	$3,163,789
Deferred	298,228	238,883	(196,909)
Total	$3,069,477	$2,391,371	$2,966,880

The reconciliations of the PRC statutory income tax rate and the Company’s effective income tax rate are as follows:

	For the Years Ended December 31,
	2020	2019	2018
PRC statutory income tax rate	25%	25%	25%
Effect of income tax exemptions and reliefs	(6.22)%	(2.84)%	(2.84)%
Effect of expenses not deductible for tax purposes	0.14%	2.82%	0.72%
Effect of additional deduction allowed for tax purposes	(6.11)%	(14.40)%	(8.74)%
Effect of valuation allowance on deferred income tax assets	1.29%	3.90%	1.20%
Effect of income tax rate difference under different tax jurisdictions	(0.05)%	-%	0.91%
Others	(3.09)%	0.88%	(0.85)%
Total	10.96%	15.36%	15.40%

Accounting for Uncertainty in Income Taxes

The tax authority of the PRC Government conducts periodic and ad hoc tax filing reviews on business enterprises operating in the PRC after those enterprises complete their relevant tax filings. Therefore, the Company’s PRC entities’ tax filings results are subject to change. It is therefore uncertain as to whether the PRC tax authority may take different views about the Company’s PRC entities’ tax filings, which may lead to additional tax liabilities.

ASC 740 requires recognition and measurement of uncertain income tax positions using a “more-likely-than-not” approach. The management evaluated the Company’s tax positions and concluded that no provision for uncertainty in income taxes was necessary as of December 31, 2020 and 2019.